Employee Benefits - Actuarial Assumptions (Detail)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Germany [Member]
Actuarial Assumptions [line items]
Discount rate (in %)		1.70%	1.70%
Rate of price inflation (in %)		1.80%	1.70%
Rate of nominal increase in future compensation levels (in %)		2.30%	2.10%
Rate of nominal increase for pensions in payment (in %)		1.70%	1.60%
Assumed life expectancy at age 65
For a male aged 65 at measurement date		19.3	19.1
For a female aged 65 at measurement date		23.3	23.2
For a male aged 45 at measurement date		21.9	21.8
For a female aged 45 at measurement date		25.8	25.7
UK [Member]
Actuarial Assumptions [line items]
Discount rate (in %)		2.50%	2.60%
Rate of price inflation (in %)		3.50%	3.60%
Rate of nominal increase in future compensation levels (in %)		4.50%	4.60%
Rate of nominal increase for pensions in payment (in %)		3.30%	3.50%
Assumed life expectancy at age 65
For a male aged 65 at measurement date		23.6	23.4
For a female aged 65 at measurement date		25.4	25.5
For a male aged 45 at measurement date		24.9	25.1
For a female aged 45 at measurement date		26.9	27.4
US [Member]
Actuarial Assumptions [line items]
Discount rate (in %)	[1]	3.50%	4.00%
Rate of price inflation (in %)	[1]	2.20%	2.20%
Rate of nominal increase in future compensation levels (in %)	[1]	2.30%	2.30%
Rate of nominal increase for pensions in payment (in %)	[1]	2.20%	2.20%
Assumed life expectancy at age 65
For a male aged 65 at measurement date	[1]	22.2	22.4
For a female aged 65 at measurement date	[1]	23.7	23.9
For a male aged 45 at measurement date	[1]	23.8	23.9
For a female aged 45 at measurement date	[1]	25.2	25.4
Other [Member]
Actuarial Assumptions [line items]
Discount rate (in %)		2.50%	2.30%
Rate of price inflation (in %)		2.00%	2.00%
Rate of nominal increase in future compensation levels (in %)		3.10%	2.80%
Rate of nominal increase for pensions in payment (in %)		1.10%	1.10%
Assumed life expectancy at age 65
For a male aged 65 at measurement date		21.7	22
For a female aged 65 at measurement date		24.1	24.5
For a male aged 45 at measurement date		23.1	23.7
For a female aged 45 at measurement date		25.6	26.1

[1]	1 Cash balance interest crediting rate in line with the 30-year US government bond yield